Shareholder Report, Holdings (Details) - C000009557 [Member]	Jun. 30, 2025
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.02%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.84%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.51%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.38%